FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2020
Assets
Cash and due from banks	$56,006	$56,006	$56,006	$-	$-
Interest bearing deposits	62,699	62,699	62,699	-	-
Securities available for sale	1,072,159	1,072,159	-	1,072,159	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,790,683	2,794,058	-	92,434	2,701,624
Accrued interest receivable	12,315	12,315	3	3,414	8,898
Derivative financial instruments	16,782	16,782	-	16,782	-
Liabilities
Deposits with no stated maturity (1)	$3,198,338	$3,198,338	$3,198,338	$-	$-
Deposits with stated maturity (1)	439,017	441,457	-	441,457	-
Other borrowings	30,012	30,844	-	30,844	-
Subordinated debt	39,281	41,417	-	41,417	-
Subordinated debentures	39,524	30,265	-	30,265	-
Accrued interest payable	601	601	59	542	-
Derivative financial instruments	11,754	11,754	-	11,754	-
2019
Assets
Cash and due from banks	$53,295	$53,295	$53,295	$-	$-
Interest bearing deposits	12,009	12,009	12,009	-	-
Interest bearing deposits - time	350	350	-	350	-
Securities available for sale	518,400	518,400	-	518,400	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,359	NA	NA	NA	NA
Net loans and loans held for sale	2,768,675	2,768,817	-	69,800	2,699,017
Accrued interest receivable	10,108	10,108	8	1,752	8,348
Derivative financial instruments	5,464	5,464	-	5,464	-

Liabilities
Deposits with no stated maturity (1)	$2,427,190	$2,427,190	$2,427,190	$-	$-
Deposits with stated maturity (1)	609,537	610,235	-	610,235	-
Other borrowings	88,646	88,680	-	88,680	-
Subordinated debentures	39,456	33,149	-	33,149	-
Accrued interest payable	1,296	1,296	97	1,199	-
Derivative financial instruments	4,402	4,402	-	4,402	-

NA – Not applicable
(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $518.400 million and $388.369 million at December 31, 2020 and 2019, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $37.785 million and $42.658 million at December 31, 2020 and 2019, respectively.